Income taxes	12 Months Ended
Oct. 31, 2020
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

15. Income taxes

(a)   The Company has non-capital losses of approximately $31.1 million available to reduce future taxable income, the benefit of which has not been recognized in these consolidated financial statements. At October 31, 2020, the tax losses expire as follows:

	Canada	Other foreign	Total
2026	$1,803,343	$—	$1,803,343
2027	1,516,471	—	1,516,471
2028	—	—	—
2029	1,554,181	461,496	2,015,677
2030	2,096,995	1,880,897	3,977,892
2031	1,263,375	18,526	1,281,901
2032	1,400,147	325,793	1,725,940
2033	1,697,116	157,463	1,854,579
2034	2,455,152	679,089	3,134,241
2035	2,774,535	570,901	3,345,436
2036	3,256,074	441,019	3,697,093
2037	2,606,582	232,719	2,839,301
2038	1,762,145	—	1,762,145
2039	1,576,315	3,923	1,580,238
2040	531,199	—	531,199
	$26,293,630	$4,771,826	$31,065,456

(b) In addition, the Company has available capital loss carry forwards of approximately $1.3 million to reduce future taxable capital gains, the benefit of which has not been recognized in these consolidated financial statements. Capital losses carry forward indefinitely.

(c) Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	2020	2019	2018
Non-capital losses and other	$8,232,346	$8,073,286	$7,698,859
Capital losses	166,316	175,090	175,090
Property, equipment, patents and deferred costs	1,666,788	1,668,632	1,567,228
	$10,065,450	9,917,008	$9,441,177
Deferred tax asset not recognized	(10,065,450)	(9,917,008)	(9,441,177)
	$—	$—	$—

As at October 31, 2020 and 2019, the Company assessed that it is not probable that sufficient taxable profit will be available to use deferred income tax assets based on operating losses in prior years; therefore, there are no balances carried in the consolidated statements of financial position for such assets.

(d) The reconciliation of income tax attributed to continuing operations computed at the statutory tax rates to income tax expense is as follows:

	2020	2019	2018
Loss before income taxes	$(1,245,393)	$(2,832,864)	$(2,362,239)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$(330,029)	$(750,709)	$(625,993)
Non-deductible expenses and other items	143,550	270,610	182,056
Effect of exchange rate on deferred tax assets carried forward and other	38,037	4,269	225,846
Effect of higher tax rates in foreign jurisdictions	—	—	—
Change in deferred tax assets not recognized	148,442	475,830	218,091
	$—	$—	$—